SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 105.1%

Communication Services – 1.7%
Diversified Telecommunication Services - 1.0%
Bandwidth Cl. A [1,2]	146,800	$9,878,172
Cogent Communications Holdings [1,3]	19,006	1,557,922
		11,436,094
Entertainment - 0.0%
Global Eagle Entertainment [2]	110,000	17,347
Interactive Media & Services - 0.1%
QuinStreet [1,2,3]	180,254	1,451,044
Media - 0.6%
comScore [1,2]	808,910	2,281,126
Gannett Company [2]	204,141	302,129
Gray Television [1,2]	50,000	537,000
Liberty Latin America Cl. C [1,2]	246,300	2,527,038
Meredith Corporation	2,800	34,216
Nexstar Media Group Cl. A	800	46,184
Pico Far East Holdings	2,612,400	453,490
		6,181,183
Wireless Telecommunication Services - 0.0%
Boingo Wireless [1,2]	50,000	530,500
Total		19,616,168

Consumer Discretionary – 7.3%
Auto Components - 1.3%
Cooper Tire & Rubber	7,600	123,880
Cooper-Standard Holdings [2]	892	9,161
Dorman Products [1,2]	31,800	1,757,586
Fox Factory Holding [2]	3,000	126,000
Garrett Motion [2]	77,350	221,221
Gentex Corporation [1]	98,110	2,174,118
LCI Industries [1]	143,207	9,570,524
Standard Motor Products [1]	8,894	369,723
Superior Industries International [2]	176,497	211,796
		14,564,009
Distributors - 0.5%
Core-Mark Holding [1]	23,359	667,366
LKQ Corporation [1,2]	137,800	2,826,278
Weyco Group [1]	97,992	1,976,499
		5,470,143
Diversified Consumer Services - 0.5%
American Public Education [2]	20,453	489,440
Collectors Universe [1,3]	71,100	1,114,137
Perdoceo Education [2]	22,191	239,441
Regis Corporation [2]	16,220	95,860
Universal Technical Institute [2]	639,032	3,802,241
		5,741,119
Hotels, Restaurants & Leisure - 0.2%
Century Casinos [2]	56,720	136,695
Lindblad Expeditions Holdings [1,2]	415,200	1,731,384
Red Robin Gourmet Burgers [2]	5,566	47,423
Ruth’s Hospitality Group	30,597	204,388
		2,119,890
Household Durables - 0.5%
Cavco Industries [1,2,3]	18,600	2,695,884
Ethan Allen Interiors [1]	158,755	1,622,476
La-Z-Boy	21,799	447,970
Meritage Homes [2]	19,644	717,202
		5,483,532
Internet & Direct Marketing Retail - 1.2%
Etsy [1,2]	134,300	5,162,492
PetMed Express	16,879	485,778
Shutterstock	25,853	831,432
Stamps.com [2]	53,678	6,982,434
		13,462,136
Leisure Products - 0.5%
Brunswick Corporation	139,600	4,937,652
Johnson Outdoors Cl. A	1,690	105,963
MasterCraft Boat Holdings [2]	31,610	230,753
Sturm, Ruger & Co.	10,714	545,450
		5,819,818
Specialty Retail - 1.9%
Abercrombie & Fitch Cl. A	11,635	105,762
America’s Car-Mart [1,2,3]	120,000	6,762,000
Asbury Automotive Group [2]	2,600	143,598
AutoCanada	1,138,000	4,326,227
Barnes & Noble Education [2]	91,318	124,192
Buckle (The)	63,861	875,534
Caleres	3,803	19,776
Camping World Holdings Cl. A [1]	606,813	3,452,766
CarMax [2]	7,000	376,810
Cato Corporation (The) Cl. A	62,587	667,803
Chico’s FAS	62,869	81,101
Children’s Place [2]	48,778	954,098
Haverty Furniture	28,713	341,398
Hibbett Sports [2]	8,588	93,910
Michaels Companies [2]	108,602	175,935
Monro [1]	8,139	356,570
OneWater Marine Cl. A [2]	198,800	1,520,820
Rent-A-Center	10,208	144,341
Shoe Carnival [1]	16,360	339,797
Sleep Number [2]	9,258	177,383
Zumiez [2]	12,027	208,308
		21,248,129
Textiles, Apparel & Luxury Goods - 0.7%
Canada Goose Holdings [2]	114,200	2,271,438
Crocs [2]	6,215	105,593
Culp [1]	29,400	216,384
J.G. Boswell Company [4]	3,940	1,969,015
Kontoor Brands	7,130	136,682
Movado Group [2]	31,014	366,586
Steven Madden	32,999	766,567
Vera Bradley [2]	37,920	156,230
Wolverine World Wide [1]	102,780	1,562,256
		7,550,751
Total		81,459,527

Consumer Staples – 2.8%
Beverages - 0.1%
Compania Cervecerias Unidas ADR [1]	64,500	863,010
Food & Staples Retailing - 0.0%
SpartanNash Company	16,624	238,056
Food Products - 1.8%
Farmer Bros. [1,2]	54,700	380,712
Industrias Bachoco ADR Ser. B	8,440	286,960
John B Sanfilippo & Son	6,948	621,151
Nomad Foods [1,2]	143,600	2,665,216
Seneca Foods Cl. A [1,2,3]	236,301	9,400,054
Seneca Foods Cl. B [2]	13,840	498,240
Tootsie Roll Industries [1,3]	180,406	6,487,400
		20,339,733
Household Products - 0.1%
Central Garden & Pet [2]	16,733	460,157
WD-40 Company	2,821	566,598
		1,026,755
Personal Products - 0.7%
BellRing Brands Cl. A [2]	71,500	1,219,075
e.l.f. Beauty [2]	313,500	3,084,840
Inter Parfums [1]	71,595	3,318,428
USANA Health Sciences [2]	3,038	175,475
		7,797,818
Tobacco - 0.1%
Universal Corporation	14,694	649,622
Total		30,914,994

Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	41,890	286,527
Eagle Point Income	44	471
Total		286,998

Energy – 4.0%
Energy Equipment & Services - 2.7%
Computer Modelling Group	1,333,624	3,629,489
Diamond Offshore Drilling [1,2]	214,000	391,620
Era Group [2]	731,567	3,899,252
Forum Energy Technologies [2]	249,431	44,224
Helmerich & Payne [1]	94,000	1,471,100
ION Geophysical [2]	71,880	91,288
KLX Energy Services Holdings [2]	15,746	11,022
Matrix Service [2]	31,532	298,608
Newpark Resources [2]	67,354	60,417
Oil States International [1,2]	209,349	424,978
Pason Systems	1,023,280	4,544,518
ProPetro Holding [2]	65,610	164,025
SEACOR Holdings [1,2]	270,450	7,291,332
SEACOR Marine Holdings [1,2]	638,834	2,798,093
TGS-NOPEC Geophysical	449,310	5,041,964
		30,161,930
Oil, Gas & Consumable Fuels - 1.3%
Bonanza Creek Energy [2]	46,006	517,567
Callon Petroleum [2]	63,252	34,656
Cimarex Energy	50,000	841,500
CONSOL Energy [2]	100,053	369,196
Dorchester Minerals L.P. [1]	279,148	2,598,868
Dorian LPG [2]	394,936	3,439,893
GeoPark [1]	53,412	377,623
REX American Resources [2]	7,967	370,545
San Juan Basin Royalty Trust	212,272	445,771
Talos Energy [2]	13,626	78,349
Unit Corporation [2]	15,000	3,900
World Fuel Services [1]	224,227	5,646,036
WPX Energy [1,2]	110,000	335,500
		15,059,404
Total		45,221,334

Financials – 16.8%
Banks - 2.8%
Ameris Bancorp	6,385	151,708
Bank of N.T. Butterfield & Son [1]	248,416	4,230,524
Boston Private Financial Holdings	45,074	322,279
Canadian Western Bank	279,500	3,847,023
CIT Group	22,000	379,720
Customers Bancorp [2]	8,520	93,124
Dime Community Bancshares	2,577	35,331
Eagle Bancorp	22,798	688,727
Farmers & Merchants Bank of Long Beach [4]	730	4,380,000
Fauquier Bankshares [1]	160,800	2,170,800
First BanCorp	108,522	577,337
First Citizens BancShares Cl. A	16,376	5,451,079
First Commonwealth Financial	45,541	416,245
First Financial Bancorp	35,612	530,975
First Midwest Bancorp	15,011	198,670
Franklin Financial Network	1,256	25,610
Great Western Bancorp	30,893	632,689
Hanmi Financial	11,849	128,562
HarborOne Bancorp [2]	63,400	477,402
HomeTrust Bancshares	23,700	377,304
Pacific Premier Bancorp	9,322	175,626
Preferred Bank	17,549	593,507
Prosperity Bancshares	8,171	394,251
Webster Financial [1]	193,500	4,431,150
Western Alliance Bancorp	5,000	153,050
		30,862,693
Capital Markets - 8.2%
Ares Management Cl. A [1]	364,694	11,279,985
Artisan Partners Asset Management Cl. A [1]	124,920	2,684,531
ASA Gold and Precious Metals	249,821	2,575,654
Ashmore Group	548,400	2,418,682
Associated Capital Group Cl. A [1]	20,200	618,120
Bolsa Mexicana de Valores	1,723,106	2,622,884
Fiera Capital Cl. A	45,000	209,124
Focus Financial Partners Cl. A [1,2]	50,000	1,150,500
Garrison Capital	29,434	50,038
Golub Capital BDC	22,100	277,576
Houlihan Lokey Cl. A [1,3]	59,120	3,081,334
Jupiter Fund Management	230,000	570,001
Lazard Cl. A [1]	122,075	2,876,087
MarketAxess Holdings	31,900	10,608,983
Moelis & Company Cl. A	16,000	449,600
Morningstar [1]	84,600	9,834,750
MVC Capital	195,688	855,157
Oaktree Strategic Income	11,455	63,461
Qalaa Holdings [2]	7,749,921	536,684
Rothschild & Co	50,293	1,024,128
SEI Investments [1]	197,100	9,133,614
Solar Capital	14,400	167,616
Sprott	2,564,800	4,173,518
Tel Aviv Stock Exchange	322,179	1,087,251
TMX Group	76,000	5,658,012
Tradeweb Markets Cl. A	106,050	4,458,342
U.S. Global Investors Cl. A	520,551	504,986
Value Partners Group	5,453,000	2,321,120
Virtu Financial Cl. A [1,3]	451,100	9,391,902
Waddell & Reed Financial Cl. A	85,176	969,303
Westwood Holdings Group [1]	38,850	711,343
WisdomTree Investments	22,900	53,357
		92,417,643
Consumer Finance - 0.1%
Enova International [2]	48,849	707,822
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior Cl. E	13,700	141,247
ECN Capital	185,100	494,547
First Pacific	1,020,000	188,324
Onex Corporation	9,200	336,738
Waterloo Investment Holdings [2,5]	2,972,000	743,000
		1,903,856
Insurance - 3.4%
Alleghany Corporation	700	386,645
Ambac Financial Group [2]	11,730	144,748
American Equity Investment Life Holding	9,249	173,881
Assured Guaranty	20,900	539,011
eHealth [2]	20,700	2,914,974
E-L Financial	22,500	9,560,861
Employers Holdings	26,350	1,067,439
Erie Indemnity Cl. A	28,200	4,180,368
FBL Financial Group Cl. A	6,130	286,087
Independence Holding Company [1]	210,523	5,380,968
ProAssurance Corporation [1]	246,787	6,169,675
RLI Corp. [1,3]	44,620	3,923,437
Stewart Information Services	6,572	175,275
Trupanion [1,2]	116,899	3,042,881
Universal Insurance Holdings	39,741	712,159
		38,658,409
Investment Companies - 0.7%
Oaktree Acquisition (Units) [2]	800,000	8,032,000
Thrifts & Mortgage Finance - 1.4%
Axos Financial [1,2,3]	35,003	634,604
Flagstar Bancorp	30,937	613,481
Genworth MI Canada	237,075	5,267,772
Meridian Bancorp [1]	97,500	1,093,950
Meta Financial Group	5,042	109,512
NMI Holdings Cl. A [2]	101,317	1,176,290
Provident Bancorp [2]	63,200	544,784
Territorial Bancorp	9,300	228,315
Timberland Bancorp [1]	274,457	5,019,819
Vestin Realty Mortgage II [2,4]	34	24,650
Walker & Dunlop	12,700	511,429
		15,224,606
Total		187,807,029

Health Care – 8.1%
Biotechnology - 1.5%
Acorda Therapeutics [2]	18,079	16,860
AMAG Pharmaceuticals [1,2]	16,936	104,664
Anika Therapeutics [2]	13,046	377,160
BioSpecifics Technologies [2]	1,830	103,523
Coherus BioSciences [2]	6,600	107,052
Eagle Pharmaceuticals [2]	14,509	667,414
Emergent BioSolutions [2]	830	48,024
Enanta Pharmaceuticals [2]	9,698	498,768
Pfenex [2]	11,047	97,435
Sangamo Therapeutics [1,2]	65,815	419,242
Vanda Pharmaceuticals [2]	25,375	262,885
Zealand Pharma [2]	408,857	14,095,841
		16,798,868
Health Care Equipment & Supplies - 4.3%
Atrion Corporation	14,175	9,213,750
BioLife Solutions [2]	202,000	1,919,000
Haemonetics [2]	73,300	7,305,078
Inogen [2]	6,242	322,462
Integer Holdings [1,2]	42,400	2,665,264
Masimo Corporation [1,2]	60,000	10,627,200
Meridian Bioscience [2]	70,718	594,031
Mesa Laboratories [1,3]	38,600	8,727,074
Neogen Corporation [1,2,3]	22,400	1,500,576
OraSure Technologies [2]	29,950	322,262
Surmodics [1,2]	161,000	5,364,520
		48,561,217
Health Care Providers & Services - 0.5%
AMN Healthcare Services [2]	3,964	229,159
Community Health Systems [2]	790,000	2,638,600
CorVel Corporation [2]	2,864	156,116
Ensign Group (The)	2,664	100,193
HealthEquity [2]	20,000	1,011,800
Magellan Health [2]	16,980	816,908
Pennant Group [2]	1,331	18,847
Tivity Health [2]	8,766	55,138
U.S. Physical Therapy	5,616	387,504
		5,414,265
Health Care Technology - 0.3%
HealthStream [2]	7,060	169,087
NextGen Healthcare [2]	12,673	132,306
Simulations Plus	94,390	3,296,099
		3,597,492
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories Cl. A [2]	29,829	10,456,854
Bio-Techne [1,3]	12,153	2,304,452
Medpace Holdings [2]	4,167	305,775
		13,067,081
Pharmaceuticals - 0.3%
Alimera Sciences [2]	61,125	234,720
Assertio Therapeutics [2]	156,932	102,006
Corcept Therapeutics [2]	62,201	739,570
Innoviva [2]	72,352	850,860
Lannett Company [2]	79,311	551,211
Supernus Pharmaceuticals [2]	25,406	457,054
Theravance Biopharma [1,2,3]	34,291	792,465
		3,727,886
Total		91,166,809

Industrials – 24.7%
Aerospace & Defense - 2.3%
Aerojet Rocketdyne Holdings [2]	15,351	642,132
Ducommun [1,2]	79,100	1,965,635
HEICO Corporation [1]	166,100	12,392,721
HEICO Corporation Cl. A [1]	88,726	5,669,592
Hexcel Corporation [1]	7,600	282,644
Magellan Aerospace	96,800	447,785
National Presto Industries	11,093	785,495
Park Aerospace	13,847	174,472
Vectrus [2]	3,950	163,570
Virgin Galactic Holdings [1,2,3]	215,918	3,191,268
		25,715,314
Air Freight & Logistics - 0.7%
Echo Global Logistics [2]	43,457	742,246
Forward Air [1]	149,565	7,575,467
		8,317,713
Building Products - 0.9%
American Woodmark [2]	6,364	290,007
Apogee Enterprises	7,929	165,082
Burnham Holdings Cl. B [4]	36,000	369,000
Gibraltar Industries [2]	8,550	366,966
Insteel Industries	1,751	23,201
Patrick Industries [1]	124,590	3,508,454
PGT Innovations [2]	11,783	98,859
Quanex Building Products	40,647	409,722
Simpson Manufacturing [1]	65,065	4,032,729
Trex Company [2]	1,800	144,252
Universal Forest Products	12,406	461,379
		9,869,651
Commercial Services & Supplies - 1.7%
CompX International Cl. A [1]	211,100	3,208,720
Heritage-Crystal Clean [1,2]	100,106	1,625,721
Kimball International Cl. B [1]	252,050	3,001,915
LSC Communications [2,4]	63,906	5,751
MSA Safety	400	40,480
PICO Holdings [1,2,3]	406,960	3,166,149
Pitney Bowes	145,515	296,851
Ritchie Bros. Auctioneers [1]	62,900	2,149,922
Tetra Tech	8,119	573,364
UniFirst Corporation	30,430	4,597,669
US Ecology	4,915	149,416
		18,815,958
Construction & Engineering - 2.9%
Arcosa [1]	110,980	4,410,345
Comfort Systems USA [1]	37,847	1,383,308
EMCOR Group	17,600	1,079,232
IES Holdings [1,2]	594,244	10,488,407
Infrastructure and Energy Alternatives [2]	600,000	1,206,000
Jacobs Engineering Group [1,3]	83,500	6,619,045
Sterling Construction [1,2,3]	144,638	1,374,061
Valmont Industries [1]	48,461	5,135,897
Williams Industrial Services Group [2,4]	631,820	770,820
		32,467,115
Electrical Equipment - 1.0%
AZZ	5,573	156,713
Encore Wire	16,027	672,974
LSI Industries	814,857	3,080,159
Powell Industries [1]	99,197	2,546,387
Preformed Line Products [1]	91,600	4,564,428
Sensata Technologies Holding [2]	9,400	271,942
		11,292,603
Industrial Conglomerates - 0.6%
Carlisle Companies	4,000	501,120
Raven Industries [1]	309,525	6,571,216
		7,072,336
Machinery - 7.9%
CIRCOR International [2]	199,553	2,320,801
Colfax Corporation [1,2]	534,462	10,582,348
ESCO Technologies [1]	32,440	2,462,520
Franklin Electric [1,3]	87,500	4,123,875
Helios Technologies [1]	237,714	9,014,115
Hillenbrand	40,375	771,566
John Bean Technologies [1]	130,176	9,668,172
Kadant [1]	130,579	9,747,722
Lincoln Electric Holdings [1]	52,600	3,629,400
Lindsay Corporation [1]	112,000	10,256,960
Lydall [2]	12,168	78,605
Meritor [2]	28,460	377,095
Miller Industries	11,500	325,220
Mueller Industries	44,724	1,070,693
NN [2]	308,700	534,051
Nordson Corporation [1]	23,096	3,119,577
Proto Labs [2]	10,000	761,300
Standex International	624	30,588
Tennant Company [1]	153,304	8,883,967
Titan International	173,100	268,305
Wabash National	70,721	510,606
Watts Water Technologies Cl. A [1]	61,000	5,163,650
Woodward [1]	72,500	4,309,400
		88,010,536
Marine - 1.9%
Clarkson [2]	471,100	13,498,336
Eagle Bulk Shipping [2]	320,478	592,884
Kirby Corporation [1,2]	175,700	7,637,679
		21,728,899
Professional Services - 1.5%
Exponent [1]	100,000	7,191,000
Forrester Research [1,2,3]	68,329	1,997,257
Heidrick & Struggles International	48,473	1,090,642
Korn Ferry [1]	83,129	2,021,697
ManpowerGroup [1]	15,842	839,468
Morneau Shepell	17,500	353,034
Resources Connection	13,344	146,384
TrueBlue [1,2]	45,858	585,148
Upwork [2]	300,000	1,935,000
		16,159,630
Road & Rail - 1.3%
ArcBest	21,449	375,786
Landstar System [1]	122,050	11,699,713
Patriot Transportation Holding [1]	139,100	1,310,322
Saia [1,2]	1,794	131,931
Universal Logistics Holdings [1]	78,916	1,033,800
		14,551,552
Trading Companies & Distributors - 2.0%
Air Lease Cl. A [1,3]	303,200	6,712,848
Applied Industrial Technologies	9,758	446,136
BMC Stock Holdings [2]	297,000	5,265,810
EVI Industries [1,2,3]	120,038	1,894,200
GMS [2]	35,608	560,114
Houston Wire & Cable [2,6]	877,363	1,921,425
Richelieu Hardware	88,400	1,396,384
SiteOne Landscape Supply [1,2]	25,000	1,840,500
Watsco [1]	13,300	2,101,799
		22,139,216
Total		276,140,523

Information Technology – 23.9%
Communications Equipment - 0.2%
ADTRAN [1]	214,973	1,650,993
CalAmp Corporation [2]	31,396	141,282
Comtech Telecommunications	23,273	309,298
		2,101,573
Electronic Equipment, Instruments & Components - 9.3%
Badger Meter	3,560	190,816
Benchmark Electronics	16,483	329,495
Cognex Corporation [1]	340,100	14,359,022
Coherent [2]	93,670	9,967,425
Fabrinet [1,2]	192,918	10,525,606
FARO Technologies [1,2]	308,097	13,710,316
FLIR Systems [1]	585,637	18,675,964
Insight Enterprises [1,2]	30,074	1,267,018
IPG Photonics [2]	56,900	6,274,932
Kimball Electronics [2]	24,797	270,783
Littelfuse [1,3]	22,100	2,948,582
Methode Electronics	7,193	190,111
National Instruments [1]	235,650	7,795,302
nLIGHT [1,2]	166,610	1,747,739
OSI Systems [2]	2,270	156,448
PAR Technology [1,2]	156,353	2,010,700
Perceptron [2]	357,700	1,030,176
Richardson Electronics [6]	711,475	2,724,949
Rogers Corporation [2]	30,100	2,842,042
Sanmina Corporation [2]	9,703	264,698
TTM Technologies [1,2]	581,642	6,014,178
Vishay Intertechnology	7,620	109,804
Vishay Precision Group [2]	6,310	126,705
		103,532,811
IT Services - 2.2%
Cardtronics [2]	20,118	420,869
Computer Services [4]	30,292	1,218,647
CSG Systems International	12,192	510,235
EVERTEC	29,338	666,853
Hackett Group (The) [1]	285,266	3,628,583
KBR [1]	647,400	13,388,232
ManTech International Cl. A	3,384	245,915
MAXIMUS	2,750	160,050
Unisys Corporation [1,2]	360,000	4,446,000
		24,685,384
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Energy Industries [1,2]	9,259	448,969
Axcelis Technologies [2]	39,700	726,907
Brooks Automation [1]	389,600	11,882,800
Cabot Microelectronics [1]	78,188	8,924,378
Cirrus Logic [1,2,3]	250,700	16,453,441
Cohu	5,890	72,918
Diodes [1,2]	253,777	10,312,228
Entegris [1,3]	202,000	9,043,540
Ichor Holdings [2]	16,476	315,680
Kulicke & Soffa Industries [1]	39,338	820,984
Lattice Semiconductor [2]	212,000	3,777,840
MKS Instruments [1,3]	254,889	20,760,709
Nova Measuring Instruments [1,2,3]	47,770	1,559,691
Onto Innovation [1,2,3]	44,791	1,328,949
Photronics [2]	183,700	1,884,762
Rambus [2]	71,660	795,426
Silicon Motion Technology ADR [1,3]	27,510	1,008,517
SMART Global Holdings [2]	28,435	690,971
SolarEdge Technologies [2]	10,139	830,181
Ultra Clean Holdings [2]	10,656	147,053
Xperi Corporation [1]	67,935	944,976
		92,730,920
Software - 3.9%
Descartes Systems Group (The) [1,2,3]	214,100	7,362,899
Elastic [1,2,3]	56,400	3,147,684
Everbridge [2]	60,000	6,381,600
j2 Global [1,2]	25,535	1,911,295
Manhattan Associates [1,2]	145,900	7,268,738
Progress Software	9,887	316,384
RealNetworks [2]	109,950	80,264
SharpSpring [2]	20,000	121,200
Support.com [2]	216,766	236,275
SVMK [1,2]	514,600	6,952,246
TiVo [2]	6,504	46,048
Upland Software [1,2,3]	376,700	10,103,094
		43,927,727
Total		266,978,415

Materials – 11.2%
Chemicals - 5.7%
Chase Corporation [1]	79,059	6,505,765
Element Solutions [1,2]	872,800	7,296,608
FutureFuel Corporation	595,325	6,709,313
Hawkins [1]	87,082	3,100,119
Huntsman Corporation	25,500	367,965
Innospec [1]	96,083	6,676,808
Minerals Technologies [1]	204,702	7,422,494
NewMarket Corporation	8,000	3,062,960
Quaker Chemical	170,709	21,557,133
Stepan Company	2,760	244,150
Tredegar Corporation	10,991	171,789
Trinseo	19,168	347,132
		63,462,236
Construction Materials - 0.2%
Imerys	90,000	2,264,652
U.S. Concrete [2]	6,620	120,087
		2,384,739
Containers & Packaging - 0.0%
Myers Industries	36,820	395,815
UFP Technologies [2]	2,860	108,938
		504,753
Metals & Mining - 4.6%
Alamos Gold Cl. A	2,091,300	10,506,282
Ferroglobe (Warranty Insurance Trust) [2,5]	49,300	0
Gold Fields ADR	370,000	1,757,500
Haynes International [1]	113,900	2,347,479
Hecla Mining	721,300	1,312,766
IAMGOLD Corporation [2]	600,000	1,368,000
Lundin Mining	640,000	2,405,742
MAG Silver [2]	198,900	1,527,552
Major Drilling Group International [2]	2,217,291	4,490,357
Materion Corporation	3,794	132,828
Pan American Silver	124,627	1,785,905
Pretium Resources [2]	101,000	576,302
Reliance Steel & Aluminum [1]	135,000	11,824,650
Royal Gold [1]	16,600	1,455,986
SunCoke Energy	58,573	225,506
Synalloy Corporation [1,2]	178,800	1,560,924
VanEck Vectors Junior Gold Miners ETF	183,000	5,142,300
Warrior Met Coal	44,383	471,347
Worthington Industries [1]	80,400	2,110,500
		51,001,926
Paper & Forest Products - 0.7%
Boise Cascade	29,893	710,856
Mercer International	91,912	665,443
Neenah [1]	16,700	720,271
Schweitzer-Mauduit International	31,274	870,043
Stella-Jones	221,758	4,831,308
		7,797,921
Total		125,151,575

Real Estate – 4.5%
Equity Real Estate Investment Trusts (REITs) - 0.0%
New York REIT [2,5]	15,000	192,000
Real Estate Management & Development - 4.5%
Colliers International Group	15,000	720,150
FirstService Corporation	190,950	14,726,064
FRP Holdings [1,2]	153,158	6,585,794
Jones Lang LaSalle	13,613	1,374,641
Kennedy-Wilson Holdings [1]	427,850	5,741,747
Marcus & Millichap [1,2]	275,083	7,454,749
RMR Group (The) Cl. A [1]	80,100	2,160,297
St. Joe Company (The) [1,2]	197,000	3,305,660
Tejon Ranch [1,2]	557,136	7,833,332
		49,902,434
Total		50,094,434

Utilities – 0.1%
Gas Utilities - 0.0%
UGI Corporation [1]	7,000	186,690
Water Utilities - 0.1%
American States Water	11,689	955,459
Total		1,142,149

TOTAL COMMON STOCKS
(Cost $1,284,404,331)		1,175,979,955

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering - 0.0%
Infrastructure and Energy Alternatives
(Warrants) [2]	625,000	37,500
Total		37,500

Information Technology – 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
eMagin Corporation (Warrants) [2,5]	50,000	0
Total		0

TOTAL WARRANTS
(Cost $470,283)		37,500

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.00% dated 3/31/20, due 4/1/20,
maturity value $11,438,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 10/15/22, valued at $11,669,634)
(Cost $11,438,000)		11,438,000

TOTAL INVESTMENTS – 106.1%
(Cost $1,296,312,614)		1,187,455,455

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.1)%		(68,230,623)

NET ASSETS – 100.0%		$1,119,224,832

ADR – American Depository Receipt

[1]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2020. Total market value of pledged securities at March 31, 2020, was $170,309,806.
[2]	Non-income producing.
[3]	At March 31, 2020, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $66,497,241.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	At March 31, 2020, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,297,807,650. At March 31, 2020, net unrealized depreciation for all securities was $110,352,195, consisting of aggregate gross unrealized appreciation of $226,334,639 and aggregate gross unrealized depreciation of $336,686,834. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security.  Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –

significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,122,806,597	$52,238,358	$935,000	$1,175,979,955
Warrants	37,500	–	0	37,500
Repurchase Agreement	–	11,438,000	–	11,438,000

Level 3 Reconciliation:
	Balance as of			Realized	Unrealized	Balance as of
	12/31/19	Purchases	Sales	Gain (Loss)	Gain (Loss)	3/31/20
Common Stocks	$1,085,100	$–	$1,500	$–	$(148,600)	$935,000
Warrants	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to
					Valuation
	Fair Value at		Unobservable	Range	From an Increase
	3/31/20	Valuation Technique(s)	Input(s)	Average	in Input[1]
		Discounted Present Value	Liquidity
Waterloo Investment Holdings	$743,000	Balance Sheet Analysis	Discount	30%-40%	Decrease
		Guidance from Options Clearing Authorities	Liquidity
New York REIT	192,000	Balance Sheet Analysis	Discount	15%-25%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of  the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2020 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The Fund and BNPPI have agreed that the current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of March 31, 2020, the Fund has outstanding borrowings of $70,000,000. During the three months ended March 31, 2020, the Fund borrowed an average daily balance of $70,000,000. As of March 31, 2020 the aggregate value of rehypothecated securities was $66,497,241.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2020:

						Change in Net
		Market			Realized	Unrealized			Market
	Shares	Value	Costs of	Proceeds	Gain	Appreciation	Dividend	Shares	Value
Affiliated Company	12/31/19	12/31/19	Purchases	from Sales	(Loss)	(Depreciation)	Income	3/31/20	3/31/20
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Houston Wire & Cable [1,2]	877,363	$3,869,171	$–	$–	$–	$(1,947,746)	$–	877,363	$1,921,425
		3,869,171			–	(1,947,746)	–		1,921,425
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Richardson Electronics [1]	711,475	4,005,604	–	–	–	(1,280,655)	42,689	711,475	2,724,949
		4,005,604			–	(1,280,655)	42,689		2,724,949
		$7,874,775			$–	$(3,228,401)	$42,689		$4,646,374

[1]	At March 31, 2020, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[2]	Non-income producing.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).